Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards

From time to time, the Company grants stock options to its employees, including the named executive officers, and to its non-employee directors. Historically, the Company has granted new-hire option awards on or soon after a new hire’s employment start date and refresh, promotion or retention option grants when and as determined by the Company’s Compensation Committee. The Company does not maintain any written policies on the timing of awards of stock options, stock appreciation rights or similar instruments with option-like features. The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and will not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI, and the Company does not time the public release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method

From time to time, the Company grants stock options to its employees, including the named executive officers, and to its non-employee directors. Historically, the Company has granted new-hire option awards on or soon after a new hire’s employment start date and refresh, promotion or retention option grants when and as determined by the Company’s Compensation Committee. The Company does not maintain any written policies on the timing of awards of stock options, stock appreciation rights or similar instruments with option-like features. The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and will not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI, and the Company does not time the public release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee considers whether there is any material nonpublic information (“MNPI”) about the Company when determining the timing of stock option grants and will not seek to time the award of stock options in relation to the Company’s public disclosure of MNPI, and the Company does not time the public release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false